UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2012

1.810684.108

CFS-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 12/7/12, VRDN (b)(e)	$ 3,500	$ 3,500
California - 60.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Terrazza Apts. Proj.) Series 2002 A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	13,880	13,880
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	8,620	8,620
(The Artech Bldg. Proj.) Series 2010 B, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
(Vintage Chateau Proj.) Series A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (b)(e)	10,500	10,500
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,900	14,900
(Sharp HealthCare Proj.):
Series 2009 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	9,400	9,400
Series 2009 C, 0.18% 12/7/12, LOC Citibank NA, VRDN (b)	1,850	1,850
Series 2009 D, 0.18% 12/7/12, LOC Citibank NA, VRDN (b)	21,100	21,100
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	9,000	9,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,250	2,250
Series EGL 07 0053, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series II R 11901, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,300	1,300
Series Putters 3211, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,320	13,320
Series Putters 3293, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3434, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Series ROC II R 11453, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 14,288	$ 14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,600	1,600
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,830	2,830
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series Putters 3019, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,785	9,785
Series Putters 3361, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Series Putters 4161, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,795	9,795
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,800	8,800
Series 2005 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,800	2,800
Participating VRDN:
Series EGL 07 0066, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	8,500	8,500
Series Putters 3960, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,330	7,330
Series Putters 3962, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,345	4,345
Series Putters 3969, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Series ROC II R 11974, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Series WF 10 54C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,135	7,135
Series WF11 59 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,735	4,735
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	76,400	76,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 C1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	$ 3,000	$ 3,000
Series 2003 C4, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	29,000	29,000
Series 2004 A6, 0.15% 12/7/12, LOC Citibank NA, VRDN (b)	23,100	23,100
Series 2004 A7, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	58,000	58,000
Series 2004 A8, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	36,100	36,100
Series 2004 A9, 0.16% 12/7/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	50,000	50,000
Series 2004 B5, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	40,500	40,500
Series 2005 A2-1, 0.16% 12/7/12, LOC Barclays Bank PLC, VRDN (b)	19,935	19,935
Series 2005 A3, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	15,000	15,000
Series 2005 B1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	7,200	7,200
Series 2005 B5, 0.16% 12/7/12, LOC Barclays Bank PLC, VRDN (b)	27,860	27,860
Series 2004 B6, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	46,000	46,000
Series 2004 A10, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	33,300	33,300
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 H, 0.15% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,000	1,000
Series 2009 H, 0.15% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	17,900	17,900
(Scripps Health Proj.):
Series 2008 C, 0.15% 12/7/12, LOC Union Bank of California, VRDN (b)	25,020	25,020
Series 2008 D, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	1,595	1,595
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	8,075	8,075
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.15% 12/7/12, LOC Union Bank of California, VRDN (b)	11,500	11,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series MS 3267, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	$ 27,375	$ 27,375
Series MS 3301, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	7,330	7,330
Series Putters 3630, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,665	4,665
Series Putters 4039, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 4726, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,500	6,500
Series ROC II R 11952, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,980	4,980
Series ROC II R 14012, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,150	2,150
Series 2008 B, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,660	9,660
Series 2008 C:
0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	13,300	13,300
0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,505	4,505
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,210	7,210
Series 2001 U, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,245	16,245
Series 2004 E, 0.15% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,180	1,180
Series 2004 E1, 0.15% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,100	3,100
Series 2005 B, 0.15% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,700	3,700
Series 2005 B1, 0.15% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,605	2,605
Series 2005 H, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,100	3,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multi-family Hsg. Prog.):
Series 2001 G, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 3,265	$ 3,265
Series III 2001 E, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	31,765	31,765
(Multifamily Hsg. Prog.):
Series 2000 A, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	28,400	28,400
Series 2000 C, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,100	5,100
Series 2001 G, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,800	16,800
Series 2002 C, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	14,945	14,945
Series 2002 E, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,055	6,055
Series 2005 B, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,220	7,220
Series 2005 D, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,420	16,420
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.27% 12/7/12, LOC Bank of America NA, VRDN (b)(e)	8,895	8,895
(The Contemporary Jewish Museum Proj.) Series 2006, 0.18% 12/3/12, LOC Bank of America NA, VRDN (b)	16,335	16,335
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.21% 12/7/12, LOC PNC Bank NA, VRDN (b)(e)	4,345	4,345
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	22,600	22,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.24% 12/7/12, LOC Comerica Bank, VRDN (b)(e)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	45,000	45,000
(Zero Waste Energy Dev. Co. LLC Proj.) Series 2012 A, 0.24% 12/7/12, LOC Comerica Bank, VRDN (b)(e)	6,475	6,475
Series 2011 A, 0.24% 12/7/12, LOC Comerica Bank, VRDN (b)(e)	2,810	2,810
Series 2012 A, 0.23% 12/7/12, LOC Union Bank of California, VRDN (b)(e)	2,535	2,535
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 21,090	$ 21,090
Series MT 772, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	9,160	9,160
Series Putters 4159, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,025	7,025
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	80,400	80,400
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.37% 12/7/12, LOC Bank of America NA, VRDN (b)(e)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.16% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.22% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.16% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	30,000	30,000
(Marlin Cove Apts. Proj.) Series V, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.16% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	4,700	4,700
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.2% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	16,445	16,445
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sunrise Fresno Proj.) Series B, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 5,500	$ 5,500
(Terraces at Park Marino Proj.) Series I, 0.17% 12/7/12, LOC California Teachers Retirement Sys., VRDN (b)(e)	5,875	5,875
(The Belmont Proj.) Series 2005 F, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	9,390	9,390
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
Series O, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
(Vizcaya Apts. Proj.) Series B, 0.15% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	8,000	8,000
(North Peninsula Jewish Campus Proj.) 0.18% 12/3/12, LOC Bank of America NA, VRDN (b)	27,865	27,865
(Oakmont Stockton Proj.) Series 1997 C, 0.17% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.23% 12/7/12, LOC Bank of America NA, VRDN (b)	7,875	7,875
(SWEEP Ln. Prog.) Series 2007 A, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,600	6,600
Participating VRDN Series ROC II R 14001, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.22% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	290	290
(Rix Industries Proj.) Series 1996 I, 0.22% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	720	720
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 8,220	$ 8,220
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.16% 12/7/12, LOC Union Bank of California, VRDN (b)	21,830	21,830
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	8,995	8,995
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series MS 3250, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3759 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,035	6,035
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	9,490	9,490
Foothill-De Anza Cmnty. College District Participating VRDN:
Series BC 12 11UX, 0.16% 12/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,920	8,920
Series MS 3268 X, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Series MS 3288, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,000	7,000
Series ROC II R 14026, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Series WF 11 68C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,220	9,220
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	14,375	14,375
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.19% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series ROC RR II R 11929, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Ranch Wtr. District Rev. Series 2009 A, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 19,955	$ 19,955
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	2,100	2,100
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	17,400	17,400
Series MT 752, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	9,575	9,575
Series Putters 2864, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,780	5,780
Series Putters 3609 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3770 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series Putters 3776 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,425	7,425
Series Putters 4004 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,885	5,885
Series Putters 4200, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,510	13,510
Series ROC II R 11728, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,960	10,960
Series ROC II R 11773, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,630	5,630
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.15% 12/7/12, LOC Freddie Mac, VRDN (b)	2,760	2,760
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.2% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	51,000	51,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Series Putters 3839, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series Putters 3847, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN: - continued
Series Putters 4174, 0.22% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 16,370	$ 16,370
Series ROC II R 11842, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,750	6,750
Series WF 10 44C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,440	7,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3289, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,335	7,335
Series MT 753, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,400	3,400
Series MT 782, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	4,705	4,705
Series Putters 3327, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,745	3,745
Series Putters 3718 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,460	13,460
Series Putters 4221, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,850	13,850
Series Solar 06 48, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	15,305	15,305
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MT 734, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,450	5,450
Series Putters 3310, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series Putters 3750 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,125	8,125
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	86,730	86,730
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series Putters 3371, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,495	22,495
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3751, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,935	$ 4,935
Series 2008 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,090	2,090
Series 2008 D, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	3,250	3,250
Series 2008 G, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	28,000	28,000
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	16,800	16,800
Series BA 08 1087, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
Series EGL 07 0044, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	16,430	16,430
Series EGL 07 71, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	43,000	43,000
Series Putters 3289, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,225	2,225
Series Putters 3653 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3752 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	9,615	9,615
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	6,470	6,470
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,250	12,250
Series WF 11 113C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,300	12,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 23,500	$ 23,500
(Park Place Apts. Proj.) Series 1989 A, 0.15% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series 2003 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	36,700	36,700
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.19% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (b)	12,500	12,500
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.15% 12/7/12, LOC Union Bank of California, VRDN (b)	31,300	31,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	44,440	44,440
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.28% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,810	1,810
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	14,400	14,400
Riverside Elec. Rev. Series 2008 C, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	22,700	22,700
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.21% 12/7/12, LOC PNC Bank NA, VRDN (b)(e)	1,910	1,910
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.2% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.2% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 B, 0.18% 12/3/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	$ 4,430	$ 4,430
Series 2008 D, 0.22% 12/3/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	8,175	8,175
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	8,475	8,475
San Diego Cmnty. College District Participating VRDN Series Putters 3963, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Participating VRDN:
Series MT 811, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,265	5,265
Series WF 12 43C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,475	12,475
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,380	7,380
Series Putters 3736Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.24% 12/7/12, LOC Citibank NA, VRDN (b)(e)	6,400	6,400
(Stratton Apts. Proj.) Series 2000 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	19,825	19,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3504, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,475	19,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN:
Series BA 08 3041X, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 6,665	$ 6,665
Series ROC II R 14035, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,000	12,000
Series ROC II R 12318, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Series 2010 A3, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,000	15,000
Series 36C, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,700	1,700
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.32% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series MT 764, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,700	6,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.19% 12/7/12, LOC Citibank NA, VRDN (b)(e)	6,635	6,635
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.15% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.25% 12/7/12, LOC Citibank NA, VRDN (b)(e)	6,690	6,690
(El Paseo Apts. Proj.) Series 2002 B, 0.25% 12/7/12, LOC Citibank NA, VRDN (b)(e)	4,545	4,545
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	8,875	8,875
(Las Ventanas Apts. Proj.) Series 2008 B, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.17% 12/7/12, LOC Key Bank NA, VRDN (b)(e)	60,000	60,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Trestles Apts. Proj.) Series 2004 A, 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	$ 7,325	$ 7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.19% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	8,355	8,355
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	10,280	10,280
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	39,555	39,555
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.26% 12/7/12, LOC Union Bank of California, VRDN (b)(e)	11,305	11,305
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	17,925	17,925
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,300	3,300
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,735	12,735
Torrance Gen. Oblig. Rev.:
(Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	45,200	45,200
Series 2010 C, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,540	9,540
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,660	6,660
Series Putters 3365, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,885	4,885
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series Putters 3367, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,500	$ 1,500
Series Putters 3368, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,000	15,000
Series Putters 3754 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,250	4,250
Series Putters 3961, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series ROC II R 11886X, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,845	6,845
Wells Fargo Stage Trs Var States Participating VRDN Series WF 12 74C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	22,680	22,680
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	30,600	30,600
		3,539,924
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.19% 12/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 12/7/12, VRDN (b)	4,630	4,630
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series putters 2996, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	600	600
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 12/7/12, VRDN (b)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.22% 12/7/12, VRDN (b)(e)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.4% 12/7/12, VRDN (b)	2,650	2,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.2%
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	$ 9,550	$ 9,550
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.42% 12/7/12, VRDN (b)(e)	3,300	3,300
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.3% 12/7/12, LOC KeyBank NA, VRDN (b)	600	600
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.37% 12/7/12, VRDN (b)	1,200	1,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.29% 12/7/12, LOC RBS Citizens NA, VRDN (b)	7,200	7,200
		8,400
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.23% 12/3/12, VRDN (b)	3,100	3,100
Texas - 0.6%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45% 12/7/12, VRDN (b)(e)	3,450	3,450
North Texas Tollway Auth. Rev. Series 2011 A, 0.17% 12/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,300	1,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.19% 12/7/12 (Total SA Guaranteed), VRDN (b)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.2% 12/7/12, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	5,150	5,150
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.21% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,120	12,120
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,220	10,220
		37,240
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.2% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	$ 4,000	$ 4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.26% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,200	6,200
		10,200
TOTAL VARIABLE RATE DEMAND NOTE		3,667,919
Other Municipal Debt - 28.4%

California - 27.8%
Acalanes Union High School District Bonds Series WF11 85Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,910	10,910
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12	14,415	14,415
Series 2010 A, 0.21% 12/14/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,335	10,335
California Cmnty. College Fin. Auth. Trans. TRAN:
Series 2012 A, 2% 6/28/13	9,900	9,992
Series 2012 D, 1.5% 12/31/12	13,040	13,051
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AF, 5% 12/1/12	1,000	1,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M:
3% 5/1/13	1,900	1,921
5% 5/1/13	8,345	8,509
Series 2010 M. 4% 5/1/13	2,000	2,031
Series 2011 N, 5% 5/1/13	3,245	3,309
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	9,115	9,379
California Ed. Notes Prog. TRAN:
Series 2012 A, 2% 6/28/13	10,120	10,221
Series 2012 C, 2% 1/31/13	15,810	15,854
California Edl. Facilities Auth. Rev. Bonds:
(Stanford Univ. Proj.):
Series S1, 0.22% tender 4/4/13, CP mode	32,800	32,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. Bonds: - continued
(Stanford Univ. Proj.):
Series S4:
0.19% tender 12/6/12, CP mode	$ 50,000	$ 50,000
0.22% tender 4/4/13, CP mode	1,200	1,200
Series Floaters 08 38C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	8,820	8,820
California Gen. Oblig.:
Bonds:
2% 3/1/13	4,235	4,254
4% 3/1/13	18,650	18,824
4% 9/1/13	26,600	27,338
4% 9/1/13	13,400	13,772
5% 3/1/13	6,385	6,461
RAN:
Series A2, 2.5% 6/20/13	50,000	50,568
Series A1, 2.5% 5/30/13	60,800	61,460
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.24%, tender 6/28/13 (b)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds (Univ. Proj.) Series 2012 D, 3% 10/1/13	7,700	7,877
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B:
2% 3/1/13	7,500	7,533
2% 6/3/13	6,500	6,557
Series 2012 F, 2% 3/1/13	10,600	10,640
Series 2012 H, 2% 4/26/13	31,900	32,094
Series 2012 J, 2% 5/1/13	35,410	35,663
Series 2012 M, 2% 6/3/13	3,470	3,496
Series 2012 N, 2% 6/3/13	9,875	9,961
Series 2012 P, 2% 12/31/12	10,000	10,014
Series 2012 S, 2% 12/31/12	18,000	18,025
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,320	1,347
5% 6/15/13	43,575	44,686
Cupertino California Union School District Bonds Series 2012 A, 2% 8/1/13	7,205	7,289
Desert Sands Unified School District TRAN 1.5% 1/31/13	23,300	23,346
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	17,940	17,940
Fresno County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,744
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	$ 19,565	$ 19,565
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Bonds Series 2011 A, 1.5% 12/1/12	8,025	8,025
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 A3, 2% 2/28/13	11,700	11,749
Series 2012 B2, 2% 12/31/12	54,800	54,874
Series 2012 B3, 2% 1/31/13	33,100	33,186
Los Angeles Dept. Arpt. Rev.:
Series 2012 A2, 0.21% 12/3/12, LOC Barclays Bank PLC, CP	6,212	6,212
Series 2012 A4, 0.22% 12/3/12, LOC Wells Fargo Bank NA, CP	13,300	13,300
Series 2012 B1, 0.25% 12/3/12, LOC Bank of America NA, CP (e)	8,400	8,400
Series 2012 B3, 0.23% 12/3/12, LOC Citibank NA, CP (e)	12,500	12,500
Series D4, 0.21% 12/3/12, LOC Wells Fargo Bank NA, CP	31,600	31,600
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.19% 12/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
0.22% 2/13/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.24% 4/4/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,000	15,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	24,980	24,980
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds Series 2012 C, 1.5% 3/1/13	6,240	6,257
Los Angeles Unified School District:
Bonds Series 2004 I, 5% 7/1/13	2,250	2,312
TRAN:
Series 2012 A, 2.5% 2/28/13	6,000	6,033
Series A3, 1.5% 2/28/13	41,000	41,129
Mendocino County California TRAN 2% 6/28/13	8,500	8,584
Napa Valley Unified School District TRAN 2% 5/31/13	17,000	17,150
Oakland-Alameda County Coliseum Auth. Bonds (Oakland Coliseum Proj.) Series 2012 A, 2% 2/1/13	9,025	9,049
Olcese Wtr. District Bonds (Sumitomo Mitsui Banking Corp. Proj.) Series 1986 A, 0.23% tender 12/5/12, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	3,300	3,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	$ 17,425	$ 17,425
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.23% 1/10/13, LOC Wells Fargo Bank NA, CP	27,455	27,455
Port of Oakland Port Rev. Series 2010 A, 0.2% 3/19/13, LOC Wells Fargo Bank NA, CP	43,065	43,065
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	14,610	14,610
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	22,280	22,280
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	30,000	30,308
Sacramento Gen. Oblig. TRAN 2% 6/28/13	18,290	18,476
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,744
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,295	13,295
San Diego County & School District TRAN:
Series 2012 B1, 2% 1/31/13	28,880	28,964
Series 2012 B2, 2% 4/30/13	9,440	9,506
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.2% 12/19/12, LOC Union Bank of California, CP	28,550	28,550
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	11,975	11,975
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds Series 2012 A, 2% 7/1/13	1,000	1,010
San Francisco City & County Ctfs. of Prtn. Bonds Series 2012 A, 2% 4/1/13	940	945
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	20,125	20,125
San Jose Int'l. Arpt. Rev. Series B3, 0.19% 12/10/12, LOC Wells Fargo Bank NA, CP (e)	13,937	13,937
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,925	13,925
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	19,600	19,802
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/28/13	8,500	8,584
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.22% 2/4/13, LOC JPMorgan Chase Bank, CP	$ 20,545	$ 20,545
Santa Cruz County TRAN 2% 7/2/13	30,725	31,045
Sequoia Union High School District TRAN 2% 7/2/13	12,500	12,630
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds Series 2010 A, 5% 7/1/13	2,500	2,569
Tulare County Gen. Oblig. TRAN 2% 7/25/13	53,000	53,605
Univ. of California Revs. Bonds Series 2009 O, 5% 5/15/13	3,705	3,785
Walnut Energy Ctr. Auth. Series 2005 B, 0.19% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
Western Placer Unified School District TRAN Series 2012, 2% 5/31/13	4,000	4,032
		1,638,933
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.38% tender 12/10/12, CP mode	2,200	2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 12/6/12, CP mode (e)	8,100	8,100
		10,300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 1/9/13, CP mode	6,000	6,000
Series 1993 B, 0.5% tender 12/14/12, CP mode	3,950	3,950
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds Series 2004, 0.45% tender 12/19/12, CP mode	7,800	7,800
		17,750
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (e)	3,300	3,300
Series A1, 0.4% tender 12/6/12, CP mode (e)	5,500	5,500
		8,800
TOTAL OTHER MUNICIPAL DEBT		1,675,783
Investment Company - 7.4%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.17% (c)(d)	435,714,000	$ 435,714
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $5,779,416)		5,779,416
NET OTHER ASSETS (LIABILITIES) - 1.9%		110,924
NET ASSETS - 100%		$ 5,890,340
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,355,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,185,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/9/12	$ 10,910
Security	Acquisition Date	Cost (000s)
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 10,335
California Edl. Facilities Auth. Rev. Bonds Series Floaters 08 38C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo & Co.)	1/20/11	$ 8,820
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 19,565
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 24,980
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	12/21/07 - 9/27/12	$ 17,425
Security	Acquisition Date	Cost (000s)
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11 - 8/9/12	$ 14,610
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/9/12	$ 22,280
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 13,295
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 11,975
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/16/10 - 2/3/12	$ 20,125
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 9/10/12	$ 13,925
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 721
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $5,779,416,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2012

1.810689.108

SCM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.6%
	Principal Amount (000s)	Value (000s)
California - 62.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 7,225	$ 7,225
Series 2009 C, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)	2,800	2,800
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)	7,520	7,520
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,465	3,465
Series Putters 3293, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Series Putters 3434, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series ROC II R 11970-1, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,695	5,695
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,945	5,945
Participating VRDN:
Series EGL 07 0066, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,050	11,050
Series ROC II R 11974, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,500	1,500
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	11,800	11,800
Series 2003 C3, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	9,000	9,000
Series 2004 A10, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	6,700	6,700
Series 2004 A6, 0.15% 12/7/12, LOC Citibank NA, VRDN (c)	4,600	4,600
Series 2004 A7, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	17,000	17,000
Series 2004 B5, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,150	9,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 B6, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 4,000	$ 4,000
Series 2005 B2, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,800	23,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 H, 0.15% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,700	7,700
Series 2009 H, 0.15% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	21,500	21,500
Participating VRDN:
Series MS 3267, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (c)(f)	5,000	5,000
Series ROC II R 14024, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.17% 12/3/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,200	3,200
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	23,500	23,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,203	4,203
Series Putters 4159, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,960	9,960
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	34,800	34,800
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.18% 12/3/12, LOC Bank of America NA, VRDN (c)	2,900	2,900
(Park Century School Proj.) Series 2007, 0.23% 12/7/12, LOC Bank of America NA, VRDN (c)	1,350	1,350
(SWEEP Ln. Prog.) Series 2007 A, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	25,895	25,895
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.16% 12/7/12, LOC Union Bank of California, VRDN (c)	12,005	12,005
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.23% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 2,600	$ 2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,090	6,090
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.18% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,300	5,300
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3282, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500	2,500
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.17% 12/3/12, LOC Bank of America NA, VRDN (c)	1,900	1,900
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	7,790	7,790
Series Putters 2864, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,785	3,785
Series Putters 4200, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,080	8,080
Series RBC O 4, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,500	2,500
Series WF 11 36C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	5,240	5,240
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	19,585	19,585
Series RBC O 30, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	6,800	6,800
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 753, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	7,035	7,035
Series MT 771, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	3,685	3,685
Series Putters 3837Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Putters 3309, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,830	18,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,255	$ 5,255
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,150	16,150
Series Putters 3289, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	23,825	23,825
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	2,160	2,160
Richmond Wastewtr. Rev. Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (c)	17,760	17,760
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.15% 12/7/12, LOC Union Bank of California, VRDN (c)	47,595	47,595
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.19% 12/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	14,500	14,500
Riverside Elec. Rev.:
Series 2008 A, 0.16% 12/7/12, LOC Bank of America NA, VRDN (c)	7,000	7,000
Series 2008 C, 0.16% 12/7/12, LOC Bank of America NA, VRDN (c)	22,000	22,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.22% 12/3/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,700	1,700
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 L, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,800	9,800
Series 2012 M, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)	4,050	4,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN:
Series MS 3261, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	$ 3,065	$ 3,065
Series RBC O 8, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,660	4,660
Series ROC II R 12318, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.32% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	4,200	4,200
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.16% 12/7/12, LOC Barclays Bank PLC, VRDN (c)	22,620	22,620
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,590	9,590
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)	1,000	1,000
Series Putters 3368, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,275	2,275
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Wells Fargo Stage Trs Var States Participating VRDN Series WF 12 74C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 2,300	$ 2,300
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,115	6,115
		719,213
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.4% 12/7/12, VRDN (c)	1,200	1,200
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.3% 12/7/12, LOC KeyBank NA, VRDN (c)	2,045	2,045
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.37% 12/7/12, VRDN (c)	5,700	5,700
TOTAL VARIABLE RATE DEMAND NOTE		728,158
Other Municipal Debt - 29.2%

California - 28.6%
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12	3,300	3,300
Series 2010 A, 0.21% 12/14/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 A, 2% 6/28/13	2,100	2,120
California Dept. of Wtr. Resources Bonds (Ctr. Valley Proj.) Series 2008 7% 12/1/12	1,435	1,435
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	5,050	5,149
Series 2011 N, 5% 5/1/13	1,985	2,025
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	3,845	3,956
California Ed. Notes Prog. TRAN:
Series 2012 B, 2% 1/31/13	9,945	9,974
Series 2012 C, 2% 1/31/13	3,800	3,810
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S1, 0.22% tender 4/4/13, CP mode	7,200	7,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
4% 3/1/13	$ 3,800	$ 3,835
4% 9/1/13	5,400	5,550
4% 9/1/13	2,705	2,780
5% 3/1/13	3,000	3,034
RAN:
Series A2, 2.5% 6/20/13	11,700	11,833
Series A1, 2.5% 5/30/13	4,200	4,247
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.24%, tender 6/28/13 (c)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 F, 2% 3/1/13	2,400	2,409
Series 2012 H, 2% 4/26/13	7,100	7,143
Series 2012 I, 2% 4/26/13	6,100	6,137
Series 2012 J, 2% 5/1/13	7,500	7,554
Series 2012 S, 2% 12/31/12	3,500	3,505
Series 2012 T, 2% 12/31/12	5,500	5,508
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	7,400	7,589
Campbell Union High School District Bonds Series WF 10 52C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,290	10,290
Desert Sands Unified School District TRAN 1.5% 1/31/13	5,200	5,210
Fresno County Gen. Oblig. TRAN 2% 6/28/13	11,900	12,022
Long Beach Cmnty. College Bonds Series 2012 B, 2% 8/1/13 (b)	4,420	4,470
Long Beach Hbr. Rev. Bonds Series 2010 A, 5% 5/15/13	1,000	1,022
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,200	11,200
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 A3, 2% 2/28/13	2,600	2,611
Series 2012 B2, 2% 12/31/12	13,000	13,018
Series 2012 B3, 2% 1/31/13	7,100	7,118
Los Angeles Dept. Arpt. Rev.:
Series 2012 A2, 0.21% 12/3/12, LOC Barclays Bank PLC, CP	1,300	1,300
Series 2012 A4, 0.22% 12/3/12, LOC Wells Fargo Bank NA, CP	2,700	2,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series D4, 0.21% 12/3/12, LOC Wells Fargo Bank NA, CP	$ 3,400	$ 3,400
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.19% 12/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds Series 2012 A, 2% 3/1/13	3,885	3,897
Los Angeles Unified School District TRAN Series A3, 1.5% 2/28/13	9,000	9,028
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,705	5,705
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.23% 1/10/13, LOC Wells Fargo Bank NA, CP	5,500	5,500
Port of Oakland Port Rev. Series 2010 A, 0.2% 3/19/13, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	20,000	20,206
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	11,900	12,022
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	2,700	2,700
San Diego Convention Ctr. Expansion Bonds Series 2012 A, 2% 4/15/13	7,410	7,454
San Diego County & School District TRAN Series 2012 B1, 2% 1/31/13	6,500	6,519
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.2% 12/19/12, LOC Union Bank of California, CP	5,600	5,600
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,295	4,295
San Jose Int'l. Arpt. Rev. Series A3 B, 0.18% 12/10/12, LOC Wells Fargo Bank NA, CP	5,000	5,000
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	4,400	4,445
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.22% 2/4/13, LOC JPMorgan Chase Bank, CP	4,100	4,100
Santa Cruz County TRAN 2% 7/2/13	6,900	6,971
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds (Southern Transmission Proj.) Series 2011 A, 4% 7/1/13	$ 1,860	$ 1,900
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,960	2,960
		327,456
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.38% tender 12/10/12, CP mode	700	700
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 1/9/13, CP mode	2,700	2,700
Series 1993 B, 0.5% tender 12/14/12, CP mode	2,850	2,850
		5,550
TOTAL OTHER MUNICIPAL DEBT		333,706
Investment Company - 7.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.16% (d)(e)	84,941,000	84,941
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,146,805)		1,146,805
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,971)
NET ASSETS - 100%		$ 1,144,834
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,150,000 or 3.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,290
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 11,200
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	7/30/09	$ 5,705
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 2,700
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/24/12	$ 4,295
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/15/11 - 5/17/12	$ 2,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 207
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $1,146,805,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013